Average Annual Total Returns - ERShares Private-Public Crossover ETF			12 Months Ended	60 Months Ended	103 Months Ended
		Oct. 28, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		18.56%	15.32%	18.22%
Performance Inception Date		Nov. 06, 2017
EntrepreneurShares 30 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		14.80%	9.55%	16.83%
Performance Inception Date		Nov. 06, 2017
ERShares Private-Public Crossover ETF Shares
Prospectus [Line Items]
Average Annual Return, Percent			11.39%	3.93%	10.93%
Performance Inception Date		Nov. 06, 2017
ERShares Private-Public Crossover ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[3]		11.39%	0.59%	8.24%
Performance Inception Date		Nov. 06, 2017
ERShares Private-Public Crossover ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[3]		6.74%	1.36%	7.47%
Performance Inception Date		Nov. 06, 2017

[1]	The Russell 1000 Growth Index is an unmanaged index that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with the higher price-to-book ratios and higher forecasted growth values. An investor cannot invest directly in the index.
[2]	The EntrepreneurShares 30 Total Return Index (ER30TR Index) is designed to measure the performance of U.S. common stocks of companies that exhibit a relatively high entrepreneurial profile. As the name suggests, the ER30TR Index is composed of the common stock of 30 U.S. companies. Additionally, the ER30TR Index treats as U.S. companies, foreign issuers with shares that trade in the U.S. as ADRs. The ER30TR Index constituent common stocks are from issuers that: (i) exceed a market capitalization minimum and (ii) have passed all six filters based on entrepreneurial criteria. The ER30TR Index was developed by, and is maintained by, EntrepreneurShares, LLC, (an affiliate of the Advisor).
[3]	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.